LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Lessee Disclosure [Abstract]
Schedule of Supplemental Balance Sheet Information Related Operating Leases
	December 31,
	2021	2020

Operating lease ROU assets	$1,228	$1,366
Operating lease liabilities, current	$276	$358
Operating lease liabilities, long-term	$969	$1,078
Weighted average remaining lease term (in years)	2.71	2.89
Weighted average discount rate	3.25%	3.25%

Schedule of Maturities of Operating Lease Liabilities
December 31,

2022	$340
2023	284
2024	227
2025	214
2026 and thereafter	326

Total future lease payments	$1,391
Less - imputed interest	(146)

Total lease liability balance	$1,245